Income Tax (Narrative) (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Nov. 19, 2015	Sep. 18, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts due from affiliates per tax sharing agreement					$ (24)
Amounts due to affiliates per tax sharing agreement				$ 124		$ 157
Federal statutory tax rate				35.00%
Income tax benefit related to the separate account dividends received deduction				$ 76	92	53
True-up of the prior year tax return included in current year benefit related to the separate account dividends received deduction					16	7
Other expenses				6,258	6,071	5,988
Provision for income tax expense (benefit)				1,782	1,532	681
Unrecognized tax benefits, decrease resulting from prior period tax positions			$ 792	0	$ 13	$ 4
Income tax assessment, income taxes and interest paid		$ 444
Possible Change in Tax Assessment
Other expenses			362
Provision for income tax expense (benefit)			557
Net amount of other expense charge			$ 235
Income Tax Refund
Other expenses	$ 9
Certain State and Foreign Net Operating Loss Carryforwards
Valuation allowance, change during year				$ 1